Patents (Details) (Patents [Member], USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2009	Jun. 30, 2014	Dec. 31, 2013
Patents [Member]
Patents (Details) [Line Items]
Noncash or Part Noncash Acquisition, Description	one of its officers and directors, agreed to transfer all rights, title and interest in the patent he held for a personal security device.
Finite-Lived Intangible Asset, Useful Life	20 years	20 years	20 years
Payments to Acquire Intangible Assets (in Dollars)		$ 9,472	$ 9,472